Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Effect of mechanisms to offset exposure (Details) - Counterparty risk [member] - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Collateralised derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivatives (net)	€ 144	€ (455)	€ (706)
Fair value of derivative assets	570	383	233
Fair value of derivative liabilities	(426)	(838)	(939)
Amount of cash collateral paid/(received)	(138)	471	674
Amount of cash collateral paid	123	553	695
Amount of cash collateral received	(261)	(82)	(21)
Residual exposure to counterparty risk	7	16	(32)
Non collateralised derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivatives (net)	(6)	(5)	(22)
Fair value of derivative assets	3	2	2
Fair value of derivative liabilities	€ (10)	€ (7)	€ (24)